Share Capital (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 ₪ / shares shares	Apr. 03, 2024 shares	Aug. 23, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary share	one
Shares return value (in Dollars) | $		$ 744,000	$ 1,700,000
Price per share | (per share)				₪ 1.5		$ 6.39
Plan shall be in effect for a team	10 years
Options exercisable (in Shares)				1,383,902
Employees and directors payment (in Dollars) | $	$ 314,000
Percentage of minimum interest	3.53%
Percentage of maximum interest	4.68%
Percentage of minimum volatility	53.40%
Percentage of maximum volatility	71.62%
Term dividend yield	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Dividend yield percentage	0.00%	0.00%	0.00%
Expenses (in Dollars) | $	$ 314,000	$ 523,000
Shares issued (in Shares)						969,886
Options granted (in Dollars) | $						$ 583,979
Fair value (in Dollars) | $	579,000
Unrecognized compensation expense (in Dollars) | $	$ 2,165,000
Weighted-average period term	1 year 9 months 25 days
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised shares (in Shares)		186,000	425,000
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable (in Shares)					337,464
Ordinary shares (in Shares)					337,464
Percentage of interest	4.46%	4.33%	3.03%
Percentage of volatility	71.14%	74.10%	72.27%
Maximum [Member] | Black Scholes Pricing Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of interest	4.74%
Percentage of volatility	77.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable (in Shares)					126,800
Ordinary shares (in Shares)					126,800
Term dividend yield	1 year 7 months 24 days
Expenses (in Dollars) | $	$ 35,000
Percentage of interest	4.21%	3.62%	0.39%
Percentage of volatility	70.91%	70.27%	67.95%
Minimum [Member] | Black Scholes Pricing Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term dividend yield	3 years 4 months 24 days
Percentage of interest	4.33%
Percentage of volatility	72.10%
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised shares (in Shares)		186,000	425,000